ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	As at September 30, 2025	As at March 31, 2025
	$	$
Trade and other payables	4,736,678	4,602,309
Accrued liabilities	3,137,985	3,034,293
Deferred revenue	33,538	25,322
Total	7,908,201	7,661,924